CONSOLIDATED CHANGES TO STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2019	$ 502,937	$ 14,219,736	$ (16,285,222)	$ (1,562,549)
Balance at beginning, shares at Oct. 31, 2019	502,936,805
Sale of common stock	$ 65,454	2,129,867		2,195,321
Sale of common stock, shares	65,454,170
Conversion of debt and accrued interest	$ 40,000	559,400		599,400
Conversion of debt and accrued interest, shares	40,000,000
Stock based compensation	$ 331,392	9,583,107		9,914,499
Stock-based compensation, shares	331,391,808
Exchange of debt	$ 160	44,320		44,480
Exchange of debt, shares	160,000
Net loss			(12,582,967)	(12,582,967)
Ending balance, value at Oct. 31, 2020	$ 939,943	26,536,430	(28,868,189)	(1,391,816)
Ending balance, shares at Oct. 31, 2020	939,942,783
Sale of common stock	$ 52,766	2,654,504		2,707,270
Sale of common stock, shares	52,766,234
Exchange of accounts payable for stock	$ 677	112,529		113,206
Exchange of accounts payable for stock, shares	676,988
Stock issued for future services	$ 60	9,940		10,000
Stock issued for future services, shares	60,000
Stock based compensation	$ 138,915	8,513,392		8,652,307
Stock-based compensation, shares	138,915,000
Net loss			(12,756,560)	(12,756,560)
Ending balance, value at Oct. 31, 2021	$ 1,132,361	$ 37,826,795	$ (41,624,749)	$ (2,665,593)
Ending balance, shares at Oct. 31, 2021	1,132,361,005